CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parentheticals) - $ / shares	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2016	Nov. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY [Abstract]
Restricted shares, number of shares issued				20,000
Cash dividends paid, per share	$ 0.05	$ 0.08	$ 0.06	$ 0.15
Issuance of common shares			2,626,357	25,645,000
Common stock - dividend declared				$ 0.06